EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
EQUITY
Schedule of number of shares

	Number of shares subscribed at nominal value		Number of shares paid in		Number of voting shares
Series	2020	2019	2020	2019	2020	2019
A	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301	473,289,301
B	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303	473,281,303

Schedule of equity

	Subscribed Capital		Paid-in capital
Series	2020	2019	2020	2019
	ThCh$	ThCh$	ThCh$	ThCh$
A	135,379,504	135,379,504	135,379,504	135,379,504
B	135,358,070	135,358,070	135,358,070	135,358,070
Total	270,737,574	270,737,574	270,737,574	270,737,574

Schedule of dividends declared and paid

			Profits
		Dividend	imputable to	Ch$ per Series	Ch$ per Series
Periods		type	dividends	A Share	B Share
2018	January	Interim	2017 Earnings	21.50	23.65
2018	May	Final	2017 Earnings	21.50	23.65
2018	August	Additional	Accumulated Earnings	21.50	23.65
2018	October	Interim	2018 Earnings	21.50	23.65
2019	January	Interim	2018 Earnings	21.50	23.65
2019	May	Final	2018 Earnings	21.50	23.65
2019	August	Additional	Accumulated Earnings	21.50	23.65
2019	October	Interim	2019 Earnings	21.50	23.65
2020	January	Interim	2019 Earnings	22.60	24.86
2020	May	Final	2019 Earnings	26.00	28.60
2020	August	Additional	Accumulated Earnings	26.60	28.60
2020	November	Interim	2020 Earnings	26.60	28.60
2021	January	Interim	2020 Earnings	26.60	28.60

Schedule of other reserves

Description	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Polar acquisition	421,701,520	421,701,520	421,701,520
Foreign currency translation reserves	(517,496,486)	(339,076,340)	(306,674,528)
Cash flow hedge reserve	(24,719,533)	(14,850,683)	(13,668,932)
Reserve for employee benefit actuarial gains or losses	(4,663,193)	(2,230,752)	(1,954,077)
Legal and statutory reserves	5,435,538	5,435,538	5,435,538
Other	6,014,568	6,014,568	6,014,568
Total	(113,727,586)	76,993,851	110,854,089

Schedule of foreign currency translation reserves

Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Brazil	(187,071,599)	(102,922,548)	(99,990,343)
Argentina	(291,332,402)	(246,415,922)	(201,118,180)
Paraguay	(22,506,692)	6,133,700	8,623,849
Exchange rate differences in related companies	(16,585,793)	4,128,430	(14,189,854)
Total	(517,496,486)	(339,076,340)	(306,674,528)

Schedule of movement in foreign currency translation reserves

Details	12.31.2020	12.31.2019	12.31.2018
	ThCh$	ThCh$	ThCh$
Brazil	(104,863,274)	15,386,079	(10,313,069)
Argentina	(44,916,480)	(45,297,742)	(72,770,068)
Paraguay	(28,640,392)	(2,490,149)	13,486,181
Exchange rate differences in related companies	—	—	—
Total	(178,420,146)	(32,401,812)	(69,596,956)

Schedule of consolidated statements of comprehensive income

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(12,203,755)	2,334,037	(9,869,718)
Exchange rate translation differences (1)	(264,119,093)	84,571,922	(179,547,171)
Benefit relate to defined benefit plans	(3,146,362)	849,518	(2,296,844)
Total Comprenhensive income as of December 31, 2020	(279,469,210)	87,755,477	(191,713,733)

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(1,865,233)	683,482	(1,181,751)
Exchange rate translation differences (1)	(41,844,584)	9,295,546	(32,549,038)
Benefit relate to defined benefit plans	(379,007)	102,332	(276,675)
Total Comprenhensive income as of December 31, 2019	(44,088,824)	10,081,360	(34,007,464)

	Gross Balance	Tax	Net Balance
Cash Flow for hedge (1)	(13,151,841)	2,554,551	(10,597,290)
Exchange rate translation differences (1)	(72,455,525)	2,476,204	(69,979,321)
Benefit relate to defined benefit plans	(63,463)	16,184	(47,279)
Total Comprenhensive income as of December 31, 2018	(85,670,829)	5,046,939	(80,623,890)

(1)These concepts will be reclassified to the statements of income when it is settled,

Schedule of movement in comprehensive income

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2020:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(11,029,171)	(264,119,093)	(3,338,354)
Deferred taxes	2,029,363	84,571,923	901,356
Reclassification to the result by function	(869,910)	—	1,401,536
Reclassification of deferred taxes related to other reserves	—	—	—
Total Changes in Equity	(9,869,718)	(179,547,170)	(2,296,845)
Majority Equity holders	(9,686,850)	(178,420,146)	(2,432,441)
Non-Controlling interests	(868)	(1,127,024)	135,596
Total Changes in equity as of December 31, 2020	(9,869,718)	(179,547,170)	(2,296,845)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2019:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(1,724,004)	(41,844,584)	53,511
Deferred taxes	340,835	9,295,546	(14,448)
Reclassification to the result by function	118,779	—	(432,518)
Reclassification of deferred taxes related to other reserves	82,639	—	116,780
Total Changes in Equity	(1,181,751)	(32,549,038)	(276,675)
Major Equity holders	(1,181,751)	(32,401,812)	(276,675)
Non-Controlling interests	—	(147,226)	—
Total Changes in equity as of December 31, 2019	(1,181,751)	(32,549,038)	(276,675)

			Benefit related
	Cash Flow	Exchange rate	to defines
As of December 31, 2018:	Hedge	Differences	benefit plans
	M$	M$	M$
Increase (decrease)	(63,699,788)	(72,455,525)	(334,508)
Deferred taxes	20,217,065	2,476,204	89,366
Reclassification to the result by function	48,415,956	—	271,045
Reclassification of deferred taxes related to other reserves	(15,530,523)	—	(73,182)
Total Changes in Equity	(10,597,290)	(69,979,321)	(47,279)
Major Equity holders	(10,597,290)	(69,592,296)	(43,150)
Non-Controlling interests	—	(387,025)	(4,129)
Total Changes in equity as of December 31, 2018	(10,597,290)	(69,979,321)	(47,279)

Schedule of non-controlling interests

	Non-controlling Interests
	Ownership %			Shareholders’ Equity			Income
				December	December	December	December	December	December
Details	2020	2019	2018	2020	2019	2018	2020	2019	2018
				ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Embotelladora del Atlántico S.A.	0.0171	0.0171	0.0171	23,662	26,342	23,260	2,312	4,183	3,633
Andina Empaques Argentina S.A.	0.0209	0.0209	0.0209	2,349	2,290	2,113	244	409	96
Paraguay Refrescos S.A.	2.1697	2.1697	2.1697	5,037,332	5,368,470	5,378,074	791,576	622,188	556,112
Vital S.A.	35.0000	35.0000	35.0000	8,176,999	7,904,741	7,674,785	285,269	263,442	271,063
Vital Aguas S.A.	33.5000	33.5000	33.5000	1,912,023	1,803,884	1,986,493	109,110	105,870	36,696
Envases Central S.A.	40.7300	40.7300	40.7300	5,227,112	5,148,531	4,836,892	(70,996)	528,205	(20,225)
Total				20,379,477	20,254,258	19,901,617	1,117,515	1,524,297	847,375

Schedule of subsidiaries financial information

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2020	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	65,077,621	6,212,726	44,658,550	21,175,722	3,798,228	15,600,566
Total non-current assets	140,891,069	8,247,288	226,241,150	14,306,662	7,297,306	18,205,899
Total current liabilities	56,982,545	2,733,092	24,337,015	11,812,384	3,897,100	13,908,411
Total non-current liabilities	10,226,241	491,364	14,399,594	307,146	1,490,904	7,064,568
Net sales	309,936,060	15,148,572	157,152,584	42,955,659	12,929,160	62,267,424
Net Income	13,386,097	1,168,507	36,482,572	815,053	325,700	(174,313)

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2019	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	73,309,861	4,350,074	41,266,559	18,534,272	5,266,575	16,265,862
Total non-current assets	160,885,628	9,433,294	248,309,451	15,475,979	8,527,624	20,903,184
Total current liabilities	66,987,371	2,212,255	25,990,081	11,150,695	5,794,282	18,732,369
Total non-current liabilities	12,732,620	618,031	16,161,177	274,583	2,615,188	5,796,119
Net sales	384,856,368	18,509,124	158,892,010	46,818,385	18,201,656	70,633,817
Net Income	24,531,815	1,954,024	28,675,727	752,692	316,031	1,296,840

		Andina
	Embotelladora	Empaques	Paraguay
	Del Atlantico	Argentina	Refrescos	Vital Jugos	Vital Aguas	Envases
December 31,2018	S.A.	S.A.	S.A.	S.A.	S.A.	Central S.A.
Total current assets	78,222,876	4,329,932	37,309,706	16,005,424	4,616,490	13,737,336
Total non-current assets	156,224,157	9,251,880	248,751,791	16,969,708	5,287,639	12,239,333
Total current liabilities	82,148,269	2,309,810	21,870,719	11,018,878	3,803,117	13,063,735
Total non-current liabilities	15,897,476	1,169,270	16,323,385	28,298	171,184	1,041,400
Net sales	406,216,738	16,034,964	149,588,252	56,724,318	15,859,403	59,433,099
Net Income	21,304,406	458,980	25,630,364	774,466	109,539	(112,302)

Schedule of earnings per share

Earnings per share	12.31.2020
	SERIES A	SERIES B
Earnings attributable to shareholders (CLP 000’s)	58,095,636	63,904,169
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	122.75	135.02

Earnings per share	12.31.2019
	SERIES A	SERIES B
Earnings attributable to shareholders (CLP 000’s)	82,725,427	90,996,501
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	174.79	192.27

Earnings per share	12.31.2018
	SERIES A	SERIES B
Earnings attributable to shareholders (ThCh$)	46,001,994	50,601,377
Average weighted number of shares	473,289,301	473,281,303
Earnings per share (in CLP)	97.20	106.92